Share-based payment arrangements - Summary of Share-based Awards (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Stock Options [Abstract]
Stock options outstanding, beginning of year (in shares)	6,970,505	3,659,375
Stock options clawed back by the Company (in shares)		(357,143)
Stock options forfeited (in shares)	(264,395)	(94,836)
Stock options granted (in shares)	3,374,192	3,795,757
Stock options exercised (in shares)	(1,233,084)	(32,648)
Stock options outstanding, end of year (in shares)	8,847,218	6,970,505
Stock options exercisable (in shares)	2,656,976	3,132,644
Weighted average exercise price, stock options outstanding, beginning of year (in dollars per share) | $ / shares	$ 16.59	$ 4.00
Weighted average exercise price, stock options clawed back by the Company (in dollars per share) | $ / shares		3.75
Weighted average exercise price, stock options forfeited (in dollars per share) | $ / shares	30.06	24.57
Weighted average exercise price, stock options granted (in dollars per share) | $ / shares	117.25	27.62
Weighted average exercise price, stock options exercised (in dollars per share) | $ / shares	7.29	4.70
Weighted average exercise price, stock options outstanding, end of year (in dollars per share) | $ / shares	55.87	16.59
Weighted average exercise price, stock options exercisable (in dollars per share) | $ / shares	8.95	3.71
Weighted average grant date fair value, stock options (in dollars per share) | $ / shares	$ 31.48	$ 8.30
RSUs
Share Units [Abstract]
Share units outstanding, beginning of year (in shares)	0	0
Share units clawed back by the Company (in shares)		0
Share units forfeited (in shares)	(617)	0
Share units granted (in shares)	972,714	0
Share units exercised (in shares)	0	0
Share units outstanding, end of year (in shares)	972,097	0
Share units exercisable (in shares)	0	0
Share units granted to third party that have not met accounting grant date definition and will be cancelled (in shares)	484,590
Weighted average grant date fair value, share units (in dollars per share) | $ / shares	$ 97.11	$ 0
Performance share units
Share Units [Abstract]
Share units outstanding, beginning of year (in shares)	0	0
Share units clawed back by the Company (in shares)		0
Share units forfeited (in shares)	0	0
Share units granted (in shares)	1,395,169	0
Share units exercised (in shares)	0	0
Share units outstanding, end of year (in shares)	1,395,169	0
Share units exercisable (in shares)	0	0
Weighted average grant date fair value, share units (in dollars per share) | $ / shares	$ 92.74	$ 0
Deferred share units
Share Units [Abstract]
Share units outstanding, beginning of year (in shares)	3,076	0
Share units clawed back by the Company (in shares)		0
Share units forfeited (in shares)	0	0
Share units granted (in shares)	7,295	3,076
Share units exercised (in shares)	0	0
Share units outstanding, end of year (in shares)	10,371	3,076
Share units exercisable (in shares)	10,371	3,076
Weighted average grant date fair value, share units (in dollars per share) | $ / shares	$ 71.65	$ 26.00